15. Intangible assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets Details Narrative Abstract
Number of municipalities	369	368
Program Contracts Commitments, Current	R$ 230,695	R$ 128,802
Program Contracts Commitments, Noncurrent	142,314	110,698
Capitalized interest and inflation adjustment	488,502	649,048	R$ 700,743
Construction margin	63,013	70,335	81,513
Expropriations	106,429	19,576	R$ 40,452
Intangible assets - PPP	R$ 3,208,464	2,818,805
Intangible assets, physical evolution of contruction - PPP	96.80%
Intangible assets, discount rate for adjustment - PPP	7.80%
Intangible assets work in progress		10,387,000
Intangible assets work in progress - São Paulo		6,497,000
Intangible assets work in progress - PPP SÃO LOURENÇO		2,819,000
Intangible assets work in progress - Franca		253,000
Intangible assets work in progress, Itanhaém		R$ 208,000
Amortization average rate	4.20%	3.90%	3.90%
Intangible assets related to PPP ALTO TIETÊ	R$ 359,759	R$ 371,862
Estimated monetary restatement	7,920,000
Monthly assigned funds from tariffs	R$ 10,361
Adjustment to present value of agreement	8.20%
Agreement percentage of revenue - São Paulo	51.52%
Construction margin	2.30%	2.30%
Funds from tariffs arising from services provided - PPP São Lourenço	R$ 32,000